Significant Accounting Policies	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Significant Accounting Policies
Significant Accounting Policies

2. Significant Accounting Policies

Basis of Presentation

The accompanying consolidated balance sheets are presented on the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and include the accounts of the Company and the Operating Partnership. All significant intercompany balances and transactions have been eliminated.

Income Taxes

As a REIT, the Company will be permitted to deduct dividends paid to its stockholders, thereby eliminating the U.S. federal taxation of income represented by such distributions at the Company level, provided certain requirements are met. REITs are subject to a number of organizational and operational requirements. If the Company fails to qualify as a REIT in any taxable year, the Company will be subject to U.S. federal income tax (including any applicable alternative minimum tax) on its taxable income at regular corporate tax rates.

Offering Costs

In connection with the IPO, affiliates of the Company incurred legal, accounting, and related costs, which were reimbursed by the Company upon the consummation of the IPO. Such costs were deducted from the gross proceeds from the IPO. IPO costs had not been accrued as of March 31, 2014 because the Company did not have an obligation to reimburse its affiliates for such costs until the closing of the IPO. As of March 31, 2014, the Company’s affiliates had incurred costs in connection with the IPO of $1,225,521.

Use of Estimates

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts in the consolidated balance sheets and disclosures of contingent assets and liabilities at the dates of the balance sheets. Actual results could materially differ from those estimates.

2. Significant Accounting Policies

Basis of Presentation

        The accompanying consolidated balance sheets are presented on the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America ("GAAP") and include the accounts of the Company and the Operating Partnership. All significant intercompany balances and transactions have been eliminated.

Income Taxes

        As a REIT, the Company will be permitted to deduct dividends paid to its stockholders, eliminating the U.S. federal taxation of income represented by such distributions at the Company level, provided certain requirements are met. REITs are subject to a number of organizational and operational requirements. If the Company fails to qualify as a REIT in any taxable year, the Company will be subject to U.S. federal income tax (including any applicable alternative minimum tax) on its taxable income at regular corporate tax rates.

Offering Costs

        In connection with the Offering, affiliates have incurred or will incur legal, accounting, and related costs, which will be reimbursed by the Company upon the consummation of the Offering. Such costs will be deducted from the gross proceeds from the Offering. Offering costs have not been accrued because the Company does not have an obligation to reimburse its affiliates for such costs until the closing of the Offering. As of December 31, 2013, the Company's affiliates had incurred costs in connection with the Offering of $699,013.

Use of Estimates

        The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts in the consolidated balance sheets and disclosures of contingent assets and liabilities at the dates of the balance sheets. Actual results could materially differ from those estimates.